Financial instruments by category	12 Months Ended
Dec. 31, 2022
Financial instruments by category [Abstract]
Financial instruments by category	Financial instruments by category
The PagSeguro Group estimates the fair value of its financial instruments using available market information and appropriate valuation methodologies for each situation.
The interpretation of market data, as regards the choice of methodologies, requires considerable judgment and the establishment of estimates to reach an amount considered appropriate for each situation. Therefore, the estimates presented may not necessarily indicate the amounts that could be obtained in the current market. The use of different hypotheses to calculate market value or fair value may have a material impact on the amounts obtained. The assets and liabilities presented in this note were selected based on their relevance. The PagSeguro Group believes that the financial instruments recognized in these consolidated financial statements at their carrying amount are substantially similar to their fair value. However, since they do not have an active market (except for the LFT included in financial investments, which is actively traded in the market), variations could occur in the event the PagSeguro Group were to decide to settle or realize them in advance.
The PagSeguro Group classifies its financial instruments into the following categories:

	December 31,
	2022	2021

Financial assets
Amortized cost:
Cash and cash equivalents	1,829,097	1,794,362
Accounts receivables	36,994,135	23,657,402
Other receivables	180,517	206,486
Judicial deposits	44,855	40,224
Investment	1,651	1,406
Fair value through other comprehensive income
Financial investments	1,103,299	782,647
	40,153,554	26,482,527

	December 31,
	2022	2021

Amortized cost:
Payables to third parties	18,072,898	13,217,150
Trade payables	449,102	578,004
Payables to related parties	593,906	543,621
Deposits	11,995,288	3,133,996
Borrowings	—	1,005,787
Deferred revenue	143,528	179,866
Other liabilities	202,797	143,884
Fair value through profit or loss
Derivative financial instruments	22,289	14,317
	31,479,808	18,816,625